Tax - Other (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax:
Deferred tax asset	£ 901	£ 1,011
UK corporation tax	19.00%	19.00%	19.00%
Loss for the year	£ 434	£ (3,800)	£ (2,151)
Deferred tax liabilities	291	266
Deferred tax assets that have not been recognised	4,965	4,653	5,118
Tax losses and other temporary differences carried forward	25,091	23,555	25,597
Deferred tax liabilities that have not been recognised	242	262	£ 257
UK tax rate change impact	75
within 5 years
Deferred tax:
Tax losses and other temporary differences carried forward	714
After 5 years
Deferred tax:
Tax losses and other temporary differences carried forward	4,496
Total losses carried forward
Deferred tax:
Deferred tax asset	£ 905	951
UK
Deferred tax:
Limit of offset of losses carried forward (as a percent)	25.00%
Banking surcharge rate	8.00%
Tax losses carried forward	£ 862	770
UK | Total losses carried forward
Deferred tax:
Deferred tax asset	862	770
NWM Plc
Deferred tax:
Deferred tax asset	62	75
Loss for the year	325
Amount of decrease in deferred tax asset	22
UK tax rate change impact	9
NWM Plc | UK | Total losses carried forward
Deferred tax:
Deferred tax asset	62	75
NWB Plc
Deferred tax:
Deferred tax asset	592
Loss for the year	3,117
NWB Plc | UK | Total losses carried forward
Deferred tax:
Deferred tax asset	592	530
RBS plc
Deferred tax:
Deferred tax asset	200
Loss for the year	1,053
Tax losses carried forward	4,242
RBS plc | UK | Total losses carried forward
Deferred tax:
Deferred tax asset	200	150
Ulster Bank | UK | Total losses carried forward
Deferred tax:
Deferred tax asset	8	15
Ulster Bank | Ireland | Total losses carried forward
Deferred tax:
Deferred tax asset	43	£ 181
UBI DAC
Deferred tax:
Deferred tax asset	43
Loss for the year	342
Tax losses carried forward	9,071
Deferred tax asset utilised to reduce current tax expense	£ 146